INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance increased amount	$ 1,087,000
Net operating loss	5,100,000
Net operating loss carryforwards	$ 12,100,000